UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:          Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

FORM N-Q
MAY 31, 2010

Schedule of investments (unaudited)	May 31, 2010

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 99.9%

Education — 9.9%

Monroe County, NY, Industrial Development Agency Revenue, Monroe Community College, LOC-JPMorgan Chase	0.270%	6/3/10	$5,430,000	$5,430,000	(a)
New York State Dormitory Authority Revenue:
Cornell University, SPA-HSBC Bank USA N.A.	0.160%	6/3/10	11,085,000	11,085,000	(a)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.160%	6/3/10	7,400,000	7,400,000
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.160%	6/3/10	2,500,000	2,500,000
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.270%	6/2/10	4,715,000	4,715,000	(a)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.230%	6/3/10	2,600,000	2,600,000	(a)
State Supported Debt, Cornell University, SPA-HSBC Bank USA N.A.	0.160%	6/3/10	100,000	100,000	(a)
State Supported Debt, New York Public Library Astor Lenox & Tilden Foundations, LOC-TD Bank N.A.	0.180%	6/2/10	305,000	305,000	(a)
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse University Project, LOC-JPMorgan Chase	0.290%	6/2/10	1,140,000	1,140,000	(a)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Bank of America N.A.	0.280%	6/2/10	3,600,000	3,600,000	(a)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse University Project, LOC-JPMorgan Chase	0.240%	6/1/10	6,600,000	6,600,000	(a)
Tompkins County, NY, Industrial Development Agency Revenue:
Civic Facility, Cornell University, SPA-JPMorgan Chase	0.250%	6/1/10	4,000,000	4,000,000	(a)
Civic Facility, Cornell University, SPA-JPMorgan Chase	0.280%	6/1/10	1,500,000	1,500,000	(a)

Total Education				50,975,000

Finance — 5.6%

New York City, NY, TFA, New York City Recovery Project Revenue:
Subordinated, LIQ-Landesbank Hessen-Thuringen	0.300%	6/2/10	1,415,000	1,415,000	(a)
Subordinated, SPA-Societe Generale	0.260%	6/2/10	650,000	650,000	(a)
Subordinated, LIQ-Lloyds TSB Bank	0.200%	6/2/10	1,800,000	1,800,000	(a)
SPA-Royal Bank of Canada	0.250%	6/1/10	5,405,000	5,405,000	(a)
Subordinated, LIQ-Landesbank Hessen-Thuringen	0.280%	6/1/10	100,000	100,000	(a)
Subordinated, SPA-Royal Bank of Canada	0.280%	6/1/10	3,130,000	3,130,000	(a)
New York State LGAC:
LOC-Bank of Nova Scotia	0.220%	6/2/10	8,813,000	8,813,000	(a)
LOC-Societe Generale	0.250%	6/2/10	1,100,000	1,100,000	(a)
LOC-Societe Generale	0.270%	6/2/10	6,200,000	6,200,000	(a)

Total Finance				28,613,000

General Obligation — 20.0%

Albany, NY, City School District, GO, BAN	1.500%	6/25/10	12,001,224	12,007,175
Batavia, NY, City School District, GO	1.000%	12/30/10	800,000	800,646
Chenango, NY, GO, BAN	1.000%	2/24/11	300,000	300,393
Commonwealth of Puerto Rico, GO:
Commonwealth of Puerto Rico, GO: AGM, SPA-Dexia Credit Local	0.310%	6/3/10	2,000,000	2,000,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

General Obligation — continued
LOC-Wells Fargo Bank N.A.	0.220%	6/3/10	$800,000	$800,000	(a)
Public Improvement, AGM, SPA-Dexia Credit Local	0.270%	6/3/10	100,000	100,000	(a)
Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.230%	6/1/10	14,730,000	14,730,000	(a)
Public Improvements, AGM, SPA-JPMorgan Chase	0.280%	6/3/10	700,000	700,000	(a)
Public Improvements, SPA-Dexia Credit Local	0.230%	6/1/10	7,200,000	7,200,000	(a)
Deer Park, NY, Union Free School District, GO, BAN	2.000%	6/30/10	5,000,000	5,005,363
Dunkirk, NY, GO, BAN	1.500%	3/30/11	700,000	701,714
East Fishkill, NY, GO, BAN	1.250%	4/13/11	323,000	323,857
East Quogue, NY, Union Free School District, GO, TAN	2.000%	6/25/10	425,000	425,349
Fulton City, NY, School District, GO, BAN	2.000%	7/23/10	5,000,000	5,006,340
Islip, NY, Union Free School District No. 002, GO, BAN	1.000%	3/25/11	805,000	807,862
Ithaca City, NY, School District, GO, BAN	2.000%	7/9/10	6,907,000	6,918,383
Lancaster, NY, CSD, GO, BAN	2.000%	7/1/10	2,000,000	2,002,286
Leray, NY, GO, BAN	1.500%	12/15/10	500,000	500,907
Livingston County, NY, GO, BAN	1.000%	2/11/11	500,000	501,075
Massapequa, NY, Union Free School District, GO, TAN	2.000%	6/23/10	4,000,000	4,003,741
Middletown, NY, GO, BAN	1.000%	2/24/11	100,000	100,087
New York City, NY, GO:
LIQ-Dexia Credit Local	0.280%	6/1/10	600,000	600,000	(a)
LOC-Dexia Credit Local	0.270%	6/1/10	220,000	220,000	(a)
LOC-JPMorgan Chase	0.250%	6/1/10	300,000	300,000	(a)
LOC-Royal Bank of Scotland	0.250%	6/3/10	1,700,000	1,700,000	(a)
LOC-U.S. Bank N.A.	0.310%	6/1/10	5,700,000	5,700,000	(a)
NATL, SPA-Bank of Nova Scotia	0.250%	6/1/10	3,800,000	3,800,000	(a)
Refunding	5.000%	8/1/10	200,000	201,525
SPA-Calyon Bank	0.240%	6/3/10	4,900,000	4,900,000	(a)
SPA-Wells Fargo Bank N.A.	0.240%	6/1/10	3,800,000	3,800,000	(a)
Subordinated, LOC-Bank of New York	0.250%	6/1/10	100,000	100,000	(a)
Subordinated, LOC-JPMorgan Chase	0.250%	6/2/10	1,700,000	1,700,000	(a)
AGM, SPA-State Street Bank & Trust Co.	0.260%	6/1/10	245,000	245,000	(a)
Orangetown, NY, GO, BAN	1.500%	12/7/10	1,450,000	1,457,845
Owego Town, NY, GO, BAN	1.000%	1/27/11	800,000	800,390
Rockland County, NY, GO:
BAN	1.250%	6/15/10	600,000	600,145
BAN	1.250%	8/13/10	1,800,000	1,802,690
Rome City, NY, School District, GO, BAN	2.000%	7/16/10	5,660,000	5,664,822
Suffolk County, NY, GO, TAN	2.000%	8/12/10	220,000	220,720
Tarrytown, NY, GO, BAN	1.500%	5/26/11	1,525,000	1,538,859
Valley CSD of Montgomery, NY, GO, BAN	1.000%	2/25/11	400,000	400,935
West Islip, NY, Union Free School District, GO, TAN	2.000%	6/25/10	2,000,000	2,001,850

Total General Obligation				102,689,959

Health Care — 2.6%

New York State Dormitory Authority Revenue:
Mental Health Services, SPA-HSBC Bank USA	0.250%	6/3/10	6,000,000	6,000,000	(a)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.230%	6/3/10	3,950,000	3,950,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Healthcare — continued
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Ithacare Center Co., LOC-Bank of America N.A.	0.310%	6/3/10	$3,325,000	$3,325,000	(a)

Total Health Care				13,275,000

Housing: Multi-Family — 21.2%

New York City, NY, HDC, MFH Rent Revenue, James Tower Development, FNMA, LIQ-FNMA	0.260%	6/2/10	13,700,000	13,700,000	(a)
New York City, NY, HDC, MFH Revenue:
3463 Third Avenue Realty LLC, LOC-Citibank N.A.	0.300%	6/2/10	1,900,000	1,900,000	(a)(b)
LIQ-Dexia Credit Local	0.330%	6/1/10	5,360,000	5,360,000	(a)(b)
Marseilles LLC, LOC-Citibank N.A.	0.260%	6/2/10	4,140,000	4,140,000	(a)
SPA-Bank of America N.A.	0.320%	6/1/10	2,500,000	2,500,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
20 Exchange Place, LOC-Landesbank Hessen-Thuringen	0.350%	6/2/10	7,000,000	7,000,000	(a)
201 Pearl Street Development, LIQ-FNMA	0.250%	6/2/10	7,200,000	7,200,000	(a)
Markham Gardens Apartments, LOC-Citibank N.A.	0.310%	6/2/10	7,960,000	7,960,000	(a)(b)
Susans Court, LOC-Citibank N.A.	0.310%	6/2/10	1,000,000	1,000,000	(a)(b)
New York City, NY, HDC, Related Monterey, LIQ-FNMA	0.270%	6/2/10	7,600,000	7,600,000	(a)
New York State HFA, 10 Liberty, FHLMC, LIQ-FHLMC	0.270%	6/2/10	1,600,000	1,600,000	(a)
New York State Housing Finance Agency Revenue:
320 West 38th Street, LOC-Wells Fargo Bank N.A.	0.270%	6/2/10	5,000,000	5,000,000	(a)
345 East 94th Street Associates LLC, LIQ-FHLMC	0.270%	6/2/10	300,000	300,000	(a)(b)
600 West 42nd Street, LOC-Bank of New York	0.280%	6/2/10	2,800,000	2,800,000	(a)(b)
80 DeKalb Avenue Housing, LOC-Wells Fargo Bank N.A.	0.270%	6/2/10	5,100,000	5,100,000	(a)
Admiral Halsey Senior Apartments, LOC-Citibank N.A.	0.310%	6/2/10	3,750,000	3,750,000	(a)(b)
Normandie Court I Project, LOC-Landesbank Hessen-Thuringen Girozentrale	0.320%	6/2/10	100,000	100,000	(a)
Ocean Park Apartments Housing, LIQ-FNMA	0.310%	6/2/10	4,000,000	4,000,000	(a)(b)
Prospect Plaza Apartments, LOC-Citibank N.A.	0.320%	6/2/10	275,000	275,000	(a)(b)
Remeeder Houses, LOC-Citibank N.A.	0.310%	6/2/10	4,275,000	4,275,000	(a)(b)
Shore Hill Housing Associates LP, LIQ-FHLMC	0.270%	6/2/10	2,615,000	2,615,000	(a)
New York State Housing Finance Agency Service Contract Revenue:
Refunding, LOC-Bank of America N.A.	0.270%	6/2/10	4,700,000	4,700,000	(a)
Refunding, LOC-BNP Paribas	0.300%	6/2/10	8,300,000	8,300,000	(a)
New York State Housing Finance Agency, Historic Front Street, LOC-Landesbank Hessen-Thuringen	0.270%	6/2/10	1,900,000	1,900,000	(a)
New York, NY, HDC:
MFH Revenue, 90 West St., LIQ-FNMA	0.250%	6/2/10	3,370,000	3,370,000	(a)
Residential Montefiore, LOC-JPMorgan Chase	0.300%	6/2/10	500,000	500,000	(a)
New York, NY, HDC, Mortgage Revenue, The Crest, LOC-Landesbank Hessen-Thuringen	0.360%	6/2/10	1,900,000	1,900,000	(a)

Total Housing: Multi-Family				108,845,000

Housing: Single Family — 5.4%

New York State Housing Finance Agency Revenue:
10 Barclay Street, LIQ-FNMA	0.250%	6/2/10	100,000	100,000	(a)
188 Ludlow Street Housing, LOC-Landesbank Hessen-Thuringen	0.340%	6/2/10	6,000,000	6,000,000	(a)(b)
316 11th Avenue Housing, LIQ-FNMA	0.250%	6/2/10	2,325,000	2,325,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Housing — continued
505 West 37th St., LOC-Landesbank Hessen-Thuringen	0.320%	6/2/10	$2,300,000	$2,300,000	(a)(b)
Victory Housing, LIQ-FHLMC	0.300%	6/2/10	1,300,000	1,300,000	(a)(b)
West 37th Street, LOC-Landesbank Hessen-Thuringen	0.300%	6/2/10	6,700,000	6,700,000	(a)
New York State Housing Finance Agency Service, Contract Revenue:
Refunding, LOC-Landesbank Hessen-Thuringen	0.300%	6/2/10	200,000	200,000	(a)
Refunding, LOC-State Street Bank & Trust Co.	0.250%	6/2/10	2,600,000	2,600,000	(a)
New York State Mortgage Agency Revenue, Homeowner Mortgage, SPA-Dexia Credit Local	0.330%	6/1/10	2,800,000	2,800,000	(a)(b)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.280%	6/3/10	3,400,000	3,400,000	(a)(b)

Total Housing: Single Family				27,725,000

Industrial Revenue — 11.3%

Albany, NY, Industrial Development Agency, Civic Facility Revenue, Living Residential Corporation Project, LOC-HSBC Bank USA N.A.	0.270%	6/3/10	1,540,000	1,540,000	(a)
Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy, LOC-Societe Generale	0.320%	6/2/10	5,450,000	5,450,000	(a)(b)
Monroe County, NY, Industrial Development Agency, Civic Facility Revenue, Cherry Ridge Assisted Living, LOC-HSBC Bank USA N.A.	0.260%	6/3/10	10,700,000	10,700,000	(a)
New York City, NY, IDA, 1 Bryant Park LLC, LOC-Bank of America N.A., Citibank N.A., GIC-Bayerische Landesbank	0.250%	6/1/10	12,700,000	12,700,000	(a)
New York City, NY, Industrial Development Agency Revenue, FC Hanson Office Associates LLC, LOC-ING Bank NV, Lloyds TSB Bank PLC	0.280%	6/3/10	2,400,000	2,400,000	(a)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.270%	6/3/10	1,660,000	1,660,000	(a)
Grace Church School Project, LOC-Wells Fargo Bank N.A.	0.260%	6/3/10	6,000,000	6,000,000	(a)
Oneida County, NY, Industrial Development Agency, Civic Facility Revenue, Mohawk Valley, St. Lukes, LOC-Bank of America N.A.	0.290%	6/3/10	1,340,000	1,340,000	(a)
Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC Bank USA N.A.	0.500%	6/3/10	3,120,000	3,120,000	(a)(b)(c)
Rockland County, NY, Industrial Development Agency, Civic Facility Revenue, Rockland Jewish Community Center Corp., LOC-Wells Fargo Bank N.A.	0.220%	6/3/10	5,875,000	5,875,000	(a)
Suffolk County, NY, IDA, IDR, Spellman/Merrill Realty, LOC-HSBC Bank USA N.A.	0.500%	6/3/10	2,660,000	2,660,000	(a)(b)(c)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse University Project, LOC-JPMorgan Chase	0.240%	6/1/10	1,540,000	1,540,000	(a)
Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-Wells Fargo Bank N.A.	0.220%	6/3/10	2,950,000	2,950,000	(a)

Total Industrial Revenue				57,935,000

Life Care Systems — 0.3%

New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.270%	6/3/10	1,520,000	1,520,000	(a)

Public Facilities — 3.5%

New York City, NY, Trust for Cultural Resources Revenue:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Public Facilities — continued
American Museum of Natural History, SPA-Bank of America N.A.	0.260%	6/1/10	$3,000,000	$3,000,000	(a)
American Museum, SPA-Wells Fargo Bank N.A.	0.220%	6/3/10	4,200,000	4,200,000	(a)
Asia Society, LOC-JPMorgan Chase	0.160%	6/3/10	175,000	175,000	(a)
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.250%	6/1/10	775,000	775,000	(a)
Manhattan School of Music, LOC-Wells Fargo Bank N.A.	0.220%	6/3/10	300,000	300,000	(a)
New York State Dormitory Authority Revenue, Metropolitan Museum of Art	0.160%	6/2/10	8,370,000	8,370,000	(a)
New York, NY, TFA, Subordinated, LIQ-Lloyds TSB Bank PLC	0.260%	6/2/10	1,015,000	1,015,000	(a)

Total Public Facilities				17,835,000

Tax Allocation — 3.9%

Nassau County, NY, Interim Finance Authority:
Sales Tax Secured, SPA-BNP Paribas	0.280%	6/2/10	16,000,000	16,000,000	(a)
Sales Tax Secured, SPA-BNP Paribas	0.300%	6/2/10	3,915,000	3,915,000	(a)

Total Tax Allocation				19,915,000

Transportation — 6.2%

Albany County, NY, Airport Authority Revenue, Refunding, LOC-Bank of America N.A.	0.320%	6/3/10	1,875,000	1,875,000	(a)(b)
MTA, NY Dedicated Tax Fund:
AGM, SPA-Dexia Credit Local	0.320%	6/3/10	200,000	200,000	(a)
LOC-KBC Bank NV	0.310%	6/3/10	70,000	70,000	(a)(b)
LOC-Lloyds TSB Bank PLC	0.310%	6/3/10	1,400,000	1,400,000	(a)
LOC-Scotiabank	0.260%	6/3/10	900,000	900,000	(a)
MTA, NY, Revenue:
Dedicated Tax, AGM, SPA-Dexia Credit Local	0.300%	6/3/10	2,300,000	2,300,000	(a)
Transportation, LOC-Landesbank Hessen-Thuringen	0.250%	6/1/10	11,300,000	11,300,000	(a)
MTA, NY, TECP:
BAN, LOC-ABN AMRO Bank N.V.	0.330%	8/11/10	4,400,000	4,400,000
BAN, LOC-ABN AMRO Bank N.V.	0.370%	9/16/10	3,700,000	3,700,000
New York State Thruway Authority Service Contract Revenue, Local Highway & Bridge	5.500%	4/1/11	250,000	260,030
Triborough Bridge & Tunnel Authority, NY, Revenue:
Refunding, Gem Subordinated, SPA-Bank of America	0.300%	6/3/10	2,475,000	2,475,000	(a)
SPA-ABN AMRO Bank N.V.	0.270%	6/3/10	2,800,000	2,800,000	(a)

Total Transportation				31,680,030

Utilities — 3.5%

Long Island, NY, Power Authority Electric System Revenue:
AGM, SPA-Dexia Credit Local	0.330%	6/2/10	2,100,000	2,100,000	(a)
AGM, SPA-Dexia Credit Local	0.390%	6/7/10	2,000,000	2,000,000	(a)
New York State Power Authority, TECP	0.300%	8/5/10	900,000	900,000
New York State Power Authority, TECP:
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.300%	6/10/10	200,000	200,000
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.320%	6/10/10	2,829,000	2,829,000
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.320%	6/18/10	2,000,000	2,000,000
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.270%	8/12/10	4,700,000	4,700,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Utilities — continued
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.320%	8/19/10	$2,200,000	$2,200,000
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.340%	9/14/10	760,000	760,000

Total Utilities				17,689,000

Water & Sewer — 6.5%

New York City, NY, MFA, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.220%	6/1/10	2,740,000	2,740,000	(a)
Second General Resolution, SPA-Dexia Credit Local	0.270%	6/1/10	1,900,000	1,900,000	(a)
Second General Resolution, SPA-Fortis Bank S.A.	0.230%	6/1/10	17,000,000	17,000,000	(a)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
SPA-Dexia Credit Local	0.310%	6/1/10	500,000	500,000	(a)
SPA-Lloyds TSB Bank PLC	0.280%	6/1/10	1,100,000	1,100,000	(a)
Suffolk County, NY, Water Authority, BAN, SPA-Bank of Nova Scotia	0.250%	6/2/10	10,000,000	10,000,000	(a)

Total Water & Sewer				33,240,000

TOTAL INVESTMENTS — 99.9% (Cost — $511,936,989#)				511,936,989
Other Assets in Excess of Liabilities — 0.1%				752,266

TOTAL NET ASSETS — 100.0%				$512,689,255

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CSD	- Central School District
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GIC	- Guaranteed Investment Contract
GO	- General Obligation
HDC	- Housing Development Corporation
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue
LGAC	- Local Government Assistance Corporation
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TAN	- Tax Anticipation Notes
TECP	- Tax Exempt Commercial Paper
TFA	- Transitional Finance Authority

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Ratings Table*

S&P/Moody’s**
A-1	69.3%
VMIG1	19.9
NR	10.2
MIG1	0.3
SP-1	0.2
AA/Aa	0.1

100.0%

* As a percentage of total investments.
** S&P primary rating; Moody’s secondary.
See pages 8 and 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the

Bond Ratings (unaudited)(continued)

future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (“VRDO”) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset New York Tax Free Money Market Fund (formerly known as Western Asset / CitiSM New York Tax Free Reserves) (the “Fund”) is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	-	$ 511,936,989	-	$ 511,936,989

† See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2010, the Fund did not invest in swaps, options, or futures and does not have any intentions to do so in the future.

3. Regulatory Matter

In January 2010, the Securities and Exchange Commission adopted changes to money market fund regulations. The Fund intends to comply with each of these changes by the implementation date. None of these changes in regulations affect the Form NQ.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	July 28, 2010